SIGNIFICANT ACCOUNTING POLICIES (Schedule of Product Warranty Accrual) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Warranty provision, beginning of year	$ 1,202	$ 1,308
Charged to costs and expenses relating to new sales	522	732
Costs of warranties granted	(519)	(803)
Foreign currency translation adjustments	33	(35)
Warranty provision, end of year	$ 1,238	$ 1,202